Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Business Acquisition, Contingent Consideration [Line Items]
Foreign Currency Translation Adjustment	$ 176,984	$ 208,433	$ 81,705	$ (163,706)
Kings Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration as of December 31, 2013			9,000,000
Cash Consideration Paid			(9,000,000)
Ordinary Shares Issued			0
Change in Fair Value of Contingent Consideration			0
Foreign Currency Translation Adjustment			0
Contingent Consideration Payable as of June 30, 2014	$ 0		$ 0